Related Party Transactions and Balances (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended						21 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Shanda Capital Limited [Member]	Dec. 31, 2013 Shanda Capital Limited [Member]	Dec. 31, 2012 Shanda Capital Limited [Member]	Dec. 31, 2011 Shanda Capital Limited [Member]	Mar. 25, 2014 Shanda Capital Limited [Member] Subsequent Event [Member]	Dec. 31, 2013 Cooperative agreements about advertising business with Shengyue [Member]	Dec. 31, 2012 Cooperative agreements about advertising business with Shengyue [Member]	Dec. 31, 2012 Cooperative agreements about advertising business with Shengyue [Member]
Related Party Transaction [Line Items]
Durations for agreements											1 year 9 months
Commission fees	$ 0	$ 0	$ 0						$ 0	$ 0
Loan to related parties				$ 500,000	$ 13,865	$ 470,000	$ 0
Interest rate, per year				3.00%				3.00%